INTEREST EXPENSE, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INTEREST EXPENSE, NET
Interest expense	¥ 878,908,327		¥ 705,158,872	¥ 605,882,474
Less: Interest capitalization	(40,587,682)		(29,306,768)	(43,841,311)
Less: Interest income	(214,291,207)		(216,618,294)	(170,984,099)
Amortisation of bond issuance costs	0			525,000
Total	¥ 624,029,438	$ 97,923,836	¥ 459,233,810	¥ 391,582,064